Risk Management Activities - Market Risk - Foreign Currency - Additional Information (Detail) $ in Millions, $ in Millions							12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2018 USD ($) $ / USD	Oct. 31, 2018 USD ($) $ / USD	Sep. 30, 2018 USD ($) $ / USD	Jun. 30, 2018 USD ($) $ / USD	May 31, 2018 USD ($) $ / USD	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 AUD ($)
Disclosure of Financial Risk Management [line items]
Term loan and revolving credit facility							$ 1,200.0
Average strike rate	836.45
Currency risk [member]
Disclosure of Financial Risk Management [line items]
Exposure to risk relating to financial instruments							0.0
Currency risk [member] | AUSTRALIA
Disclosure of Financial Risk Management [line items]
Average strike rate | $ / USD		0.715	0.7075	0.7182	0.7330	0.7517
Currency risk [member] | Forward contract [member] | Salares Nortes [Member]
Disclosure of Financial Risk Management [line items]
Term loan and revolving credit facility	$ 544.5
Mark to Market value							86.0		$ 0.0
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss							5.2		0.0
Hedging instrument, liabilities							86.0		0.0
Unrealized Gain (loss) on hedge ineffectiveness							86.0		0.0
Currency risk [member] | Forward contract [member] | AUSTRALIA
Disclosure of Financial Risk Management [line items]
Term loan and revolving credit facility		$ 50.0	$ 60.0	$ 100.0	$ 60.0	$ 96.0
Mark to Market value							0.0		0.3		$ 0.0	$ 0.4
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss							0.3	$ 0.4	15.5	$ 22.3
Hedging instrument, liabilities							0.0		0.3		$ 0.0	$ 0.4
Unrealized Gain (loss) on hedge ineffectiveness							$ 0.0	$ 0.0	$ 8.3	$ 11.9